Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended					3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Mar. 31, 2014 Maximum [Member]	Mar. 31, 2014 Minimum [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases Rent Periodic Payment						$ 3,200	$ 2,800
Operating Leases, Rent Expense	39,000	38,000
Officers' Compensation				225,000	225,000
Officers' Bonus				65,000	65,000
Litigation Settlement, Expense			80,000
Amount Of Personal Guarantee Commitment Provided By Defendant			5,000,000
Loss Contingency, Damages Awarded, Value	$ 80,000